IMPAIRMENT OF LONG-LIVED ASSETS	6 Months Ended
Jun. 30, 2024
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

6.IMPAIRMENT OF LONG-LIVED ASSETS

As of 30 June 2024, the Group has identified specific impairment indicators associated with individual assets, which include:

●	Impairment of leased-out batteries of VND59,959 million (USD2.5 million) under the Automotive and E-scooter segments was recorded in the six months ended 30 June 2024 (in the six months ended 30 June 2023: VND862,561 million) due to competitive lease subscription fee provided to customers. The Group impaired identified assets based on contractual lease payments agreed with customers;
●	Impairment of showroom assets under the Automotive segment was recorded in the six months ended 30 June 2024 of VND116,517 million (USD4.8 million) due to the change in plan of these showrooms. The Group impaired identified assets based on the expected present value of estimated net cashflows;
●	Impairment of idle battery production line facilities under the Automotive segment was recorded in the six months ended 30 June 2024 of VND1,269,836 million (USD52.3 million). The Group impaired identified assets based on the expected present value of estimated net cashflows.